Dividends - Additional Information (Detail) - USD ($)	Mar. 21, 2024	Dec. 31, 2024	Apr. 07, 2024	Mar. 13, 2024	Oct. 12, 2023	Aug. 22, 2023	Apr. 07, 2023	Mar. 13, 2023	Oct. 13, 2022	Aug. 03, 2022	Apr. 08, 2022	Mar. 07, 2022	Dec. 31, 2021
Disclosure of Dividends [Line Items]
Cash dividend, declared				$ 0.1		$ 0.078		$ 0.1		$ 0.34		$ 0.68
Outstanding shares			1,146,108,643		1,146,282,721		1,146,108,643		1,145,926,797		1,144,226,418		1,203,505,757
Adjusted conversion prices of notes, per share		$ 2.32
Number of share issued													1,203,505,757
Dividends paid, ordinary shares per share	$ 1.21
New Lufax Shares [Member]
Disclosure of Dividends [Line Items]
Number of share issued	586,176,878
New Lufax Shares [Member] | An Ke Technology [Member]
Disclosure of Dividends [Line Items]
Number of share issued	305,989,352
New Lufax Shares [Member] | Ping An Overseas Holdings [Member]
Disclosure of Dividends [Line Items]
Number of share issued	203,890,905
American Depositary Shares [Member]
Disclosure of Dividends [Line Items]
Dividends paid, ordinary shares per share	$ 2.42